Cover	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2026
Entity File Number	001-41588
Entity Registrant Name	La Rosa Holdings Corp.
Entity Central Index Key	0001879403
Entity Tax Identification Number	87-1641189
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1420 Celebration Blvd.
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Celebration
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34747
City Area Code	321
Local Phone Number	250-1799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	LRHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false